Corporate Information	6 Months Ended
Jun. 30, 2024
Corporate Information
Corporate Information

1.Corporate Information

Lilium N.V. (“the Company”), together with its consolidated entities (“Lilium” or the “Group”), is a start-up in the field of urban air mobility and intends to make regional air mobility a reality. Since its founding, Lilium has primarily engaged in research and development of a self-developed electric Vertical Takeoff and Landing (eVTOL) jet (the “Lilium Jet”) for production, and sale of the eVTOL jets and related aftermarket services as well as a turnkey enterprise solution to private and commercial customers including aircraft operators.

Lilium N.V. is a public company under Dutch law and is registered under the Dutch trade register number 82165874. Lilium N.V. has its activities exclusively in Germany. On February 1, 2024, the address, but not the physical location, of the Company’s principal executive office changed from Claude-Dornier Straße 1, Bldg. 335, 82234, Wessling, Germany to Galileostraße 335, 82131 Gauting, Germany. The Company is publicly listed and traded on Nasdaq under the symbols “LILM” for its Class A ordinary shares and “LILMW” for its listed redeemable warrants since September 15, 2021.

The interim condensed consolidated financial statements of the Group for the six month period ended June 30, 2024, were authorized for issue by the Board of Directors on September 29, 2024.